Future Policy Benefits and Claims - Interest Accretion and Current Discount Rates (Details)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement and Income Solutions | Pension risk transfer
Future Policy Benefits and Claims
Interest accretion rate	4.58%	4.52%	4.38%
Current discount rate	5.51%	4.99%	5.31%
Retirement and Income Solutions | Individual fixed income annuities
Future Policy Benefits and Claims
Interest accretion rate	4.22%	4.22%	4.22%
Current discount rate	5.48%	4.97%	5.30%
Benefits and Protection | Specialty Benefits | Individual disability
Future Policy Benefits and Claims
Interest accretion rate	3.93%	3.96%	4.03%
Current discount rate	5.56%	5.05%	5.36%
Benefits and Protection | Life Insurance | Universal life
Future Policy Benefits and Claims
Interest accretion rate	4.75%	4.75%	4.73%
Benefits and Protection | Life Insurance | Term life
Future Policy Benefits and Claims
Interest accretion rate	4.83%	4.83%	4.89%
Current discount rate	5.39%	4.90%	5.22%
Corporate | Long-term care insurance
Future Policy Benefits and Claims
Interest accretion rate	6.16%	6.16%	6.16%
Current discount rate	5.53%	5.01%	5.34%